Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 006 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions
4. RELATED PARTY TRANSACTIONS
Certain Plan investments are shares of mutual funds managed by the
Trustee
or its affiliates, therefore, these transactions qualify
as
permitted
party-in-interest
transactions. The Plan also invests in the CIBC stock fund which also qualifies as permitted party-in-interest
transactions.
Certain officers and employees of the Plan’s sponsor (who may also be participants in the Plan) performed administrative services related to the Plan’s operation, record keeping and financial reporting. The Plan’s sponsor paid these individuals’ salaries and also paid all other administrative expenses on the Plan’s behalf.
The foregoing transactions were not deemed prohibited
party-in-interest
transactions, because they were covered by statutory and administrative exemptions from the Code and ERISA’s rules on prohibited transactions.